SEC Cover Letter	Rachael M. Zufall Managing Director, Associate General Counsel 8500 Andrew Carnegie Blvd Charlotte, NC 28262 T 704 988 4446 rachael.zufall@nuveen.com

February 28, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: College Retirement Equities Fund Post-Effective Amendment No. 63 to Registration Statement on Form N-3 (File Nos. 033-00480 and 811-04415)

Ladies and Gentlemen:

On behalf of the College Retirement Equities Fund (“CREF”), we are attaching for filing Post-Effective Amendment No. 63 to the above-captioned registration statement on Form N-3 (“Amendment No. 63”), including exhibits. The main purpose of Amendment No. 63 is to make the initial 485A filing in connection with certain changes to the registration statement of the Accounts.

Please call me at 704.988.4446 should you have any questions regarding this filing.

Best regards,

/s/ Rachael M. Zufall
Rachael M. Zufall